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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northbrooks Investments (Mauritius) Pte Ltd
Address: c/o International Management (Mauritius) Ltd
         Les Cascades Building, Edith Cavell Street
         Port Louis, Mauritius

Form 13F File Number:  28-14158

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ashraf Ramtoola
Title: Director
Phone: +230 212 9800

Signature, Place, and Date of Signing:

                              c/o International
                                  Management
                              (Mauritius) Ltd Les
                               Cascades Building
                              Edith Cavell Street
    /s/ Ashraf Ramtoola      Port Louis, Mauritius       August 12, 2011
--------------------------  ------------------------  ----------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name
28-13088              Temasek Holdings (Private) Limited

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